Summary of Significant Accounting Policies, Equity investments (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Minimum [Member]
Equity investments [Line Items]
Ownership percentage in the joint venture (in hundredths)	20.00%
Maximum [Member]
Equity investments [Line Items]
Ownership percentage in the joint venture (in hundredths)	50.00%
U. S. PO Joint Venture [Member]
Equity investments [Line Items]
Joint venture partner right to annual in-kind propylene oxide production (in thousand tons)	680	680
European PO Joint Venture [Member]
Equity investments [Line Items]
Ownership percentage in the joint venture (in hundredths)	50.00%	50.00%
Louisiana Joint Venture [Member]
Equity investments [Line Items]
Product offtake (in million tons)	1.0	1.1
Ownership percentage in the joint venture (in hundredths)	50.00%	50.00%
Total PO Joint Ventures [Member]
Equity investments [Line Items]
Product offtake (in million tons)	2.4	2.6	2.6